SUBSEQUENT EVENTS (Details Narrative)	Apr. 25, 2023
Subsequent Event [Member] | Wolfbone Investments, LLC
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	22.6249%